Expense Example - Eaton Vance International Small-Cap Fund - Eaton Vance International Small-Cap Fund	Nov. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 654
Expense Example, with Redemption, 3 Years	1,244
Expense Example, with Redemption, 5 Years	1,858
Expense Example, with Redemption, 10 Years	3,507
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	683
Expense Example, with Redemption, 5 Years	1,282
Expense Example, with Redemption, 10 Years	$ 2,904